Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of interest rate

Increase in percentage	Effect on income before income tax (Loss)
ARS 000
5%	(25,596,441)

Schedule of foreign currency

Change in USD rate	Effect on income before income tax (gain)
ARS 000
10%	10,241,000

Schedule of maturity profile financial liabilities

	Less than 3 months	3 to 12 months	More than a year	Total
	ARS 000	ARS 000	ARS 000	ARS 000

As of December 31, 2025

Loans and borrowings	70,559,697	73,529,029	348,936,328	493,025,054
Trade and other payables	124,200,105	—	—	124,200,105
	194,759,802	73,529,029	348,936,328	617,225,159

As of December 31, 2024

Loans and borrowings	128,711,936	69,634,404	302,578,668	500,925,008
Trade and other payables	126,100,008	—	887,828	126,987,836
	254,811,944	69,634,404	303,466,496	627,912,844